Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Schedule of Balance Sheet Information Related to Leases

Amounts reported in the consolidated balance sheet as of December 31, 2020 are follows:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

ROU assets – opening balance	2,471	2,052
ROU assets – additions	831	904
ROU assets – disposals	(288)	(485)
ROU assets – accumulated depreciation	(1,599)	(877)

ROU assets, net	1,415	1,594

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

Other current liabilities	(736)	(826)
Other long term liabilities	(679)	(776)

Total lease liabilities	(1,415)	(1,602)

Minimum Future Rental Payments

In the year ended December 31, 2020, the Company had gross lease costs in respect of its ROU assets in the amount of $1,025 (2019 - $1,077).

Minimum future payments under non-cancellable leases as of December 31, 2020 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)

2021	809
2022	485
2023	160
2024	48
2025	41
1,543
Less imputed interest	(128)

Total lease liabilities	1,415

Allowance For Doubtful Accounts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at beginning of period	Provision	Reversal of provision	Write-off of provision	Balance at end of period
	U.S. Dollars (in thousands)
2018	591	-	-	(181)	410
2019	410	87	(116)	(252)	129
2020	129	-	(87)	(3)	39